Stock-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
Our employee stock options consisted of service-based awards and vested over 3 years. All stock options are fully vested as of December 31, 2022. We did not grant stock options during the years ended December 31, 2022, 2021 and 2020. We generally issue restricted stock units (“RSUs”) as our primary form of stock-based compensation, which consist of service-based awards and typically vest 33.00% after one year and will then vest quarterly over the following three or four years, respectively, but may accelerate in certain circumstances.

The following table presents a summary of our RSU activity:

	RSUs (in number of shares)	Weighted average grant-date fair value
Balance as of January 1, 2020	1,149,744	$12.08
Granted	1,409,680	$7.89
Vested	(419,367)	$10.95
Cancelled	(460,851)	$10.32
Balance as of December 31, 2020	1,679,206	$9.33
Granted	723,908	$12.56
Vested	(1,001,635)	$12.12
Cancelled	(136,776)	$10.49
Balance as of December 31, 2021	1,264,703	$9.60
Granted	622,781	$11.36
Vested	(1,021,791)	$7.30
Cancelled	(195,933)	$11.22
Balance as of December 31, 2022	669,760	$10.74
The total market value of shares vested during the years ended December 31, 2022, 2021 and 2020 was $5,055, $12,138 and $3,648, respectively.
The following table presents a summary of our stock option activity:

	Options (in number of shares)	Weighted average exercise price	Aggregate intrinsic value
Balance as of January 1, 2020	2,537,888	$17.50	$—
Exercised	(33,133)	$11.31	$—
Forfeited / Cancelled	(1,685,242)	$17.05	$—
Balance as of December 31, 2020	819,513	$9.11	$—
Exercised	(145,485)	$11.00	$—
Forfeited / Cancelled	(46,272)	$12.40	$—
Balance as of December 31, 2021	627,756	$14.00	$—
Exercised	(48,172)	$6.41	$—
Forfeited / Cancelled	(88,527)	$11.28	$—
Balance as of December 31, 2022	491,057	$9.66	$—
Fully vested as of December 31, 2022	491,057	$9.66	$—
As of December 31, 2022, the closing stock price of $5.13 was lower than the minimum exercise price of the stock option plans and therefore, there is not intrinsic value at December 31, 2022. The total intrinsic value of stock options exercised was $6,146 and $10,498 for the years ended December 31, 2021 and 2020, respectively.
During the years ended December 31, 2022, 2021 and 2020, we recognized total stock-based compensation expense of $7,292, $12,338 and $7,312, respectively, mainly within “General and administrative” expenses in our consolidated statements of operations. Cash received from stock-based award exercises for the years ended December 31, 2022, 2021 and 2020 was $340, $889 and $370, respectively.
As of December 31, 2022 and 2021, we had 1,160,817 and 1,892,459 shares of common stock assigned for stock-based awards, respectively. We issue new shares to satisfy the exercise or release of stock-based awards.